Deferred tax and current taxation - Deferred tax movement (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax credit/(charge)	€ 106.0	€ (179.2)	€ (99.1)
Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax credit/(charge)	52.2	(149.7)	(21.9)
IFRS 15 transition adjustments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax credit/(charge)	7.1	7.1	7.1
Right of use assets & lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax credit/(charge)			0.6
Net operating losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax credit/(charge)	€ 46.7	(40.5)	(85.0)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax credit/(charge)		€ 3.9	€ 0.1